RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease expenses	$ 801,000	$ 778,000	$ 497,000
Gross sublease income	140,000	$ 142,000	$ 117,000
Manufacturing Facility in China [Member]
Annual payment under lease	$ 611,000
Lease expiration date	Feb. 28, 2026
Electroplating Production Line in China [Member]
Annual payment under lease	$ 611,000
Lease expiration date	Sep. 30, 2026
Various Office Parking Facilities in China [Member]
Annual payment under lease	$ 11,000
Lease description	expire on November 30, 2026 and expire
Office Equipment in Hong Kong [Member]
Annual payment under lease	$ 4,000
Lease expiration date	Dec. 31, 2029
Various Real Estate Leases for Office Space in Hong Kong [Member]
Annual payment under lease	$ 175,000
Lease description	expire on December 31, 2025, June 15, 2025 and July 31, 2025, respectively.